Note 6 - Servicing (Details) - Mortgage Servicing Rights Activity (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights Activity [Abstract]
Balance	$ 930,760	$ 727,240	$ 1,114,126
Capitalized servicing rights – new loan sales	312,751	444,646	168,342
Disposals (amortization based on loan payments and payoffs)	(160,873)	(257,057)	(240,662)
Change in fair value	315,758	15,931	(314,566)
Balance	$ 1,398,396	$ 930,760	$ 727,240